OTHER RECEIVABLES, NET - Summary of Other receivables, net (Details)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Current Portion
Other receivable - current portion	¥ 2,185,733	$ 301,427	¥ 5,501,833
Third parties
Current Portion
Business advances to officers and staffs	854,162	117,795	1,441,807
Deposits for projects	1,247,992	172,106	3,259,236
VAT recoverable	690,053	95,163	437,095
Others	1,392,126	191,983	2,547,520
Allowance for credit losses	(1,994,960)	(275,118)	(619,444)	$ (85,426)	¥ (918,153)
Subtotal	2,189,373	301,929	7,066,214
Less: Long term portion	(3,640)	(502)	(1,564,381)
Other receivable - current portion	¥ 2,185,733	$ 301,427	¥ 5,501,833